Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

COMMON STOCKS - 97.94%
Communication Services - 4.41%
A.H. Belo Corp., Class A	90,883	$ 156,319
Alaska Communications Systems Group, Inc.*	134,500	234,030
Ballantyne Strong, Inc.*	50,000	85,500
Beasley Broadcast Group, Inc., Class A	24,625	45,556
Chicken Soup For The Soul Entertainment, Inc.*+	15,000	101,250
DHI Group, Inc.*	160,500	346,680
Emmis Communications Corp., Class A*	50,000	100,000
Entravision Communications Corp., Class A	178,900	363,167
Fluent, Inc.*	212,100	248,157
Gaia, Inc.*	48,400	429,792
Harte-Hanks, Inc.*	66,533	104,457
IDT Corp., Class B*	56,900	308,398
Lee Enterprises, Inc.*	161,000	158,263
Marchex, Inc., Class B*	77,400	112,230
NII Holdings, Inc., Escrow*Δ	287,700	624,309
Ooma, Inc.*	38,000	453,340
Saga Communications, Inc., Class A	16,516	454,355
Salem Media Group, Inc.	65,000	56,810
Spok Holdings, Inc.	42,000	448,980
Townsquare Media, Inc., Class A	38,500	177,485
Travelzoo*	45,000	176,850
Zedge, Inc., Class B*	16,855	14,832

		5,200,760

Consumer Discretionary - 11.19%
AMCON Distributing Co.	3,900	245,700
Ark Restaurants Corp.	17,900	189,203
Aspen Group, Inc.*	49,300	393,907
Barnes & Noble Education, Inc.*	120,000	163,200
Bassett Furniture Industries, Inc.	37,044	201,890
BBQ Holdings, Inc.*	54,838	105,289
Big 5 Sporting Goods Corp.+	55,000	58,850
Blue Apron Holdings, Inc., Class A*+	17,000	204,850
Build-A-Bear Workshop, Inc.*	17,900	25,597
Canterbury Park Holding Corp.	3,278	34,058
China XD Plastics Co., Ltd.*	73,500	71,729
Citi Trends, Inc.	25,800	229,620
Collectors Universe, Inc.	31,760	497,679

Industry Company	Shares	Value

Consumer Discretionary (continued)
Container Store Group, Inc. (The)*+	129,900	$306,564
Culp, Inc.	42,700	314,272
Delta Apparel, Inc.*	27,388	285,109
Destination XL Group, Inc.*+	217,222	76,071
Dover Motorsports, Inc.	48,396	60,495
Drive Shack, Inc.*	55,000	83,600
Educational Development Corp.	41,400	192,510
Emerson Radio Corp.*	187,100	130,970
Envela Corp.*	25,000	63,000
Escalade, Inc.	41,380	246,211
Flexsteel Industries, Inc.	21,000	230,160
Francesca’s Holdings Corp.*+	12,700	28,829
GNC Holdings, Inc., Class A*+	250,000	117,025
Greenlane Holdings, Inc., Class A*+	40,000	68,800
Hamilton Beach Brands
Holding Co., Class A	32,000	304,320
Horizon Global Corp.*+	115,000	215,050
Hovnanian Enterprises, Inc., Class A*	15,000	123,600
Iconix Brand Group, Inc.*+	56,200	37,345
J Alexander’s Holdings, Inc.*	53,100	203,373
JAKKS Pacific, Inc.*	73,600	25,686
Kirkland’s, Inc.*	9,417	7,293
Kura Sushi USA, Inc., Class A*+	20,500	245,180
Lakeland Industries, Inc.*+	27,557	427,134
Leaf Group, Ltd.*	88,000	117,920
Libbey, Inc.*	97,000	49,470
Lifetime Brands, Inc.	76,500	432,225
Lincoln Educational Services Corp.*	154,405	339,691
Liquidity Services, Inc.*	102,828	398,973
Lovesac Co. (The)*+	30,000	174,900
Luby’s, Inc.*	131,600	88,172
Nautilus, Inc.*	109,200	285,012
New Home Co., Inc. (The)*	68,400	93,708
P&F Industries, Inc., Class A	10,500	46,200
Party City Holdco, Inc.*	100,000	45,830
Potbelly Corp.*	51,000	157,590
Rocky Brands, Inc.	25,800	499,230
RTW RetailWinds, Inc.*	171,900	36,116
Shiloh Industries, Inc.*	74,500	93,125
SORL Auto Parts, Inc.*+	106,058	440,141
Stage Stores, Inc.*+	100,000	36,360
Strattec Security Corp.	23,800	344,386

bridgeway.com	1

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Superior Group of Cos., Inc.	51,100	$ 432,306
Superior Industries International, Inc.	67,500	81,000
Sypris Solutions, Inc.*	84,404	51,908
Tailored Brands, Inc.+	120,000	208,800
Tandy Leather Factory, Inc.*	26,600	95,760
Tilly’s, Inc., Class A	44,100	182,133
Town Sports International Holdings, Inc.*	90,000	45,009
TravelCenters of America, Inc.*	22,800	222,870
Tuesday Morning Corp.*	59,500	34,260
Turtle Beach Corp.*+	66,854	417,169
Unique Fabricating, Inc.*	50,000	117,000
Universal Technical Institute, Inc.*	67,100	399,245
US Auto Parts Network, Inc.*+	99,438	174,016
Vince Holding Corp.*	32,500	126,100
VOXX International Corp.*	64,500	183,825
Xcel Brands, Inc.*	91,000	55,510
ZAGG, Inc.*+	85,600	266,216
Zovio, Inc.*	127,200	209,880

		13,196,225

Consumer Staples - 1.88%
Bridgford Foods Corp.*	1,300	29,991
Lifeway Foods, Inc.*	30,152	57,892
Mannatech, Inc.	13,600	146,200
Natural Alternatives International, Inc.*	40,310	253,953
Natural Grocers by Vitamin Cottage, Inc.	69,400	590,594
Oil-Dri Corp. of America	21,700	725,648
Rocky Mountain Chocolate Factory, Inc.	30,000	144,000
United-Guardian, Inc.	19,000	274,550

		2,222,828

Energy - 6.17%
Adams Resources & Energy, Inc.	24,300	571,050
Altus Midstream Co., Class A*	100,000	75,000
Amplify Energy Corp.	63,900	36,161
Aspen Aerogels, Inc.*	65,700	403,398
Centrus Energy Corp., Class A*	19,000	96,330
Contura Energy, Inc.*	61,500	144,525
Dawson Geophysical Co.*	102,545	99,756
Earthstone Energy, Inc., Class A*	79,302	139,572

Industry Company	Shares	Value

Energy (continued)
Era Group, Inc.*	97,350	$518,876
Evolution Petroleum Corp.	95,123	248,271
Forum Energy Technologies, Inc.*	266,000	47,162
Geospace Technologies Corp.*	43,563	278,803
Goodrich Petroleum Corp.*	50,000	213,000
Gulf Island Fabrication, Inc.*+	67,300	201,900
Hi-Crush, Inc.*	215,000	50,525
ION Geophysical Corp.*	42,666	54,186
KLX Energy Services Holdings, Inc.*	91,000	63,700
Lonestar Resources US, Inc., Class A*	164,100	67,937
Mammoth Energy Services, Inc.	200,000	149,760
Mexco Energy Corp.*+	12,000	26,520
Mitcham Industries, Inc.*	119,515	149,394
Montage Resources Corp.*+	60,900	137,025
NACCO Industries, Inc., Class A	15,570	435,649
Natural Gas Services Group, Inc.*	60,376	269,277
NCS Multistage Holdings, Inc.*+	79,200	50,688
New Concept Energy, Inc.*+	8,400	6,256
Nine Energy Service, Inc.*	96,900	78,324
Nuverra Environmental Solutions, Inc.*+	2,689	3,765
Overseas Shipholding Group, Inc., Class A*	433,200	983,364
PEDEVCO Corp.*+	40,000	35,012
Quintana Energy Services, Inc.*	183,514	159,657
Ranger Energy Services, Inc.*	29,700	120,582
RigNet, Inc.*	56,309	101,356
Ring Energy, Inc.*+	199,000	131,081
SandRidge Energy, Inc.*	87,000	78,222
SEACOR Marine Holdings, Inc.*	33,640	147,343
SilverBow Resources, Inc.*+	25,000	61,750
Smart Sand, Inc.*+	136,800	142,272
Superior Drilling Products, Inc.*	166,100	57,703
Superior Energy Services, Inc.*+	60,000	88,200
Tengasco, Inc.*	25,000	11,250
TETRA Technologies, Inc.*	360,000	115,200
Uranium Energy Corp.*	370,000	207,200

2	Quarterly Report | March 31, 2020 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
VAALCO Energy, Inc.*	237,100	$ 213,864

		7,270,866

Financials - 23.54%
1347 Property Insurance Holdings, Inc.*	18,400	89,792
1st Constitution Bancorp	29,533	391,312
A-Mark Precious Metals, Inc.*	50,200	616,456
American River Bankshares	31,000	267,220
AmeriServ Financial, Inc.	52,571	137,736
Arlington Asset Investment Corp., Class A+	98,069	214,771
Ashford, Inc.*	5,200	29,900
Asta Funding, Inc.*	38,400	318,720
Atlantic American Corp.	74,856	157,946
Atlanticus Holdings Corp.*	45,512	451,479
Auburn National Bancorporation, Inc.+	4,974	195,031
Bank of Commerce Holdings	56,841	447,339
Bank of Princeton (The)	13,910	323,408
Bank7 Corp.	32,910	261,305
BankFinancial Corp.	47,000	414,070
Bankwell Financial Group, Inc.	18,937	288,979
BCB Bancorp, Inc.	44,312	471,923
C&F Financial Corp.	14,400	574,560
Calamos Asset Management, Escrow*Δ	73,500	—
Capital Bancorp, Inc.*	42,800	535,856
Capitala Finance Corp.	51,580	161,445
CB Financial Services, Inc.	13,700	264,547
Chemung Financial Corp.	14,998	494,634
Citizens Community Bancorp, Inc.	35,600	229,620
Citizens Holding Co.	20,670	415,880
Coastal Financial Corp.*	10,000	105,100
Codorus Valley Bancorp, Inc.	30,937	498,086
Colony Bankcorp, Inc.	22,868	285,850
Community West Bancshares	28,357	172,694
Conifer Holdings, Inc.*+	19,000	57,000
Consumer Portfolio Services, Inc.*	63,100	85,816
County Bancorp, Inc.	4,000	74,000
Eagle Bancorp Montana, Inc.	17,021	275,910
Elevate Credit, Inc.*	111,300	115,752
ESSA Bancorp, Inc.	26,900	367,185

Industry Company	Shares	Value

Financials (continued)
Evans Bancorp, Inc.	16,201	$393,846
FedNat Holding Co.	43,112	494,926
First Bank	57,863	401,569
First Business Financial Services, Inc.	24,308	376,774
First Financial Northwest, Inc.	31,600	317,264
First Guaranty Bancshares, Inc.	10,175	146,825
First Internet Bancorp	23,000	377,660
First Northwest Bancorp	38,500	418,495
First United Corp.	19,492	278,541
GAIN Capital Holdings, Inc.+	152,300	849,834
GAMCO Investors, Inc., Class A	15,500	170,345
Great Elm Capital Group, Inc.*	3,000	5,580
Guaranty Federal Bancshares, Inc.	15,856	234,035
Hawthorn Bancshares, Inc.	20,821	382,065
HMN Financial, Inc.*	23,000	414,000
Horizon Technology Finance Corp.+	53,600	435,232
Impac Mortgage Holdings, Inc.*	16,600	40,338
Investar Holding Corp.	3,000	38,310
Investcorp Credit Management BDC, Inc.	10,800	26,460
JMP Group, LLC+	51,851	124,442
Lake Shore Bancorp, Inc.+	22,150	232,575
Landmark Bancorp, Inc.	15,933	325,033
Level One Bancorp, Inc.	20,300	365,400
Malvern Bancorp, Inc.*	23,300	285,425
Manning & Napier, Inc.	50,000	62,500
Marlin Business Services Corp.	43,300	483,661
Medallion Financial Corp.*	85,844	159,670
Meridian Corp.*+	24,000	328,320
Mid Penn Bancorp, Inc.	23,648	478,872
Monroe Capital Corp.	69,103	490,631
MSB Financial Corp.	20,000	244,800
Northeast Bank	22,100	257,686
Northrim BanCorp, Inc.	14,750	398,250
Norwood Financial Corp.	16,478	439,963
Ocwen Financial Corp.*	350,000	175,000
Ohio Valley Banc Corp.	15,500	464,690
OP Bancorp	53,851	401,728
Pacific Mercantile Bancorp*	83,319	392,432
Patriot National Bancorp, Inc.	16,500	100,980

bridgeway.com	3

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Penns Woods Bancorp, Inc.	16,600	$ 403,380
Peoples Bancorp of North Carolina, Inc.	22,830	464,819
Portman Ridge Finance Corp.+	181,300	169,679
Premier Financial Bancorp, Inc.	31,655	392,522
Protective Insurance Corp., Class B	3,000	41,250
Provident Financial Holdings, Inc.	18,817	286,583
Prudential Bancorp, Inc.	16,534	244,703
Pzena Investment Management, Inc., Class A	57,100	254,666
Randolph Bancorp, Inc.*+	15,000	143,850
Republic First Bancorp, Inc.*	54,600	119,574
Riverview Bancorp, Inc.	76,226	381,892
SB One Bancorp	23,000	391,000
Security National Financial Corp., Class A*	61,404	262,195
Select Bancorp, Inc.*	54,676	417,178
Shore Bancshares, Inc.	31,200	338,520
Silvercrest Asset Management Group, Inc., Class A	24,202	228,951
Summit State Bank	17,200	137,428
Timberland Bancorp, Inc.	11,222	205,250
Union Bankshares, Inc.	8,419	189,428
United Bancshares, Inc.	15,200	247,000
United Security Bancshares	39,900	255,360
Unity Bancorp, Inc.	31,500	368,550

		27,749,257

Health Care - 25.01%
AcelRx Pharmaceuticals, Inc.*+	308,150	363,617
Acorda Therapeutics, Inc.*+	160,600	149,776
Adamas Pharmaceuticals, Inc.*	81,500	235,535
Aeglea BioTherapeutics, Inc.*	87,000	405,420
Akorn, Inc.*	422,000	236,826
Alimera Sciences, Inc.*+	17,333	66,559
Allena Pharmaceuticals, Inc.*+	128,600	123,778
Altimmune, Inc.*+	21,100	67,731
Apollo Endosurgery, Inc.*	118,700	227,904
Applied Genetic Technologies Corp.*	56,600	185,648
Aptinyx, Inc.*	141,000	304,560
Apyx Medical Corp.*	54,970	197,342

Industry Company	Shares	Value

Health Care (continued)
Aquestive Therapeutics, Inc.*+	75,000	$164,250
Aravive, Inc.*+	24,026	138,390
Arcturus Therapeutics Holdings, Inc.*	35,000	475,650
Assertio Therapeutics, Inc.*	292,000	189,800
Calyxt, Inc.*+	120,000	399,600
Capital Senior Living Corp.*	88,336	51,235
Castlight Health, Inc., Class B*	504,400	364,732
Catabasis Pharmaceuticals, Inc.*	45,000	186,750
Chiasma, Inc.*	137,600	502,240
Chimerix, Inc.*	163,800	235,872
Cidara Therapeutics, Inc.*	116,060	287,829
Clearside Biomedical, Inc.*+	90,000	153,000
Concert Pharmaceuticals, Inc.*	55,000	486,200
CorMedix, Inc.*+	83,800	300,842
Corvus Pharmaceuticals, Inc.*+	110,100	232,311
Cumberland Pharmaceuticals, Inc.*	135,100	490,413
Curis, Inc.*	256,800	180,762
Cymabay Therapeutics, Inc.*	155,000	229,400
CynergisTek, Inc.*	55,000	77,550
Electromed, Inc.*	20,000	224,800
Eloxx Pharmaceuticals, Inc.*+	79,000	154,840
Endologix, Inc.*+	69,600	48,087
Entasis Therapeutics Holdings, Inc.*	25,000	63,750
Enzo Biochem, Inc.*	151,100	382,283
Evelo Biosciences, Inc.*+	120,000	450,600
EyePoint Pharmaceuticals, Inc.*+	425,200	433,704
Five Prime Therapeutics, Inc.*	96,800	219,736
Fulgent Genetics, Inc.*+	9,000	96,840
Genesis Healthcare, Inc.*	325,400	274,182
Geron Corp.*+	250,000	297,500
GlycoMimetics, Inc.*	114,200	260,376
Harvard Bioscience, Inc.*	146,517	323,803
Ideaya Biosciences, Inc.*+	85,000	350,200
Infinity Pharmaceuticals, Inc.*	240,000	201,048
InfuSystem Holdings, Inc.*	70,700	600,243
IntriCon Corp.*	26,300	309,551
Invacare Corp.+	40,000	297,200
IRIDEX Corp.*	50,400	81,144
Jounce Therapeutics, Inc.*	130,700	620,825

4	Quarterly Report | March 31, 2020 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Kaleido Biosciences, Inc.*+	93,700	$ 576,255
KalVista Pharmaceuticals, Inc.*+	51,100	390,915
Kewaunee Scientific Corp.	11,600	88,624
Kezar Life Sciences, Inc.*+	49,971	217,874
Lannett Co., Inc.*	50,000	347,500
Lineage Cell Therapeutics, Inc.*	507,661	420,394
LogicBio Therapeutics, Inc.*+	8,700	42,978
Lumos Pharma, Inc.*+	11,744	99,824
Marinus Pharmaceuticals, Inc.*	185,700	376,971
Marker Therapeutics, Inc.*	3,916	7,440
Matinas BioPharma Holdings, Inc.*	340,000	204,068
Menlo Therapeutics, Inc.*+	82,300	220,564
Merrimack Pharmaceuticals, Inc.+	55,000	118,250
Milestone Scientific, Inc.*+	129,500	161,875
Mustang Bio, Inc.*	140,000	375,200
NanoViricides, Inc.	18,439	105,840
NantHealth, Inc.*	141,600	225,144
NantKwest, Inc.*+	53,300	153,504
Neoleukin Therapeutics, Inc.*+	35,000	398,300
Neos Therapeutics, Inc.*+	160,000	120,000
Neuronetics, Inc.*	72,000	136,080
NovaBay Pharmaceuticals, Inc.*	25,000	14,992
Novavax, Inc.*+	39,700	539,126
Obalon Therapeutics, Inc.*+	33,000	23,760
Oncocyte Corp.*	175,000	428,750
Otonomy, Inc.*	119,800	236,006
Ovid therapeutics, Inc.*+	175,000	521,500
Palatin Technologies, Inc.*	496,000	210,106
Paratek Pharmaceuticals, Inc.*+	145,000	456,750
PhaseBio Pharmaceuticals, Inc.*+	122,000	403,820
Protagonist Therapeutics, Inc.*	88,344	623,709
Protalix BioTherapeutics, Inc.*+	61,600	144,760
Proteostasis Therapeutics, Inc.*	120,000	136,800
Retractable Technologies, Inc.*	75,000	117,000
Rockwell Medical, Inc.*+	188,990	387,430
RTI Surgical Holdings, Inc.*	69,300	118,503
Savara, Inc.*+	146,500	310,580

Industry Company	Shares	Value

Health Care (continued)
scPharmaceuticals, Inc.*	50,000	$370,000
SCYNEXIS, Inc.*	150,000	117,150
SeaSpine Holdings Corp.*	34,613	282,788
Selecta Biosciences, Inc.*+	163,100	393,071
Senseonics Holdings, Inc.*	200,000	126,700
Seres Therapeutics, Inc.*	65,000	232,050
Sesen Bio, Inc.*	350,000	196,210
Sierra Oncology, Inc.*	300	2,940
Solid Biosciences, Inc.*+	57,976	138,563
Spero Therapeutics, Inc.*	57,095	461,328
Surface Oncology, Inc.*	98,100	183,447
Syndax Pharmaceuticals, Inc.*	66,000	724,020
Synlogic, Inc.*	85,000	146,200
T2 Biosystems, Inc.*+	125,000	81,188
Tela Bio, Inc.*+	10,000	78,200
Tetraphase Pharmaceuticals, Inc.*+	20,000	25,600
Trevena, Inc.*	150,000	85,035
Trevi Therapeutics, Inc.*+	60,000	197,400
Unum Therapeutics, Inc.*	45,000	18,598
Utah Medical Products, Inc.	4,800	451,440
Venus Concept, Inc.*	25,000	88,750
Verastem, Inc.*+	229,000	604,560
VIVUS, Inc.*+	38,500	138,600
VolitionRX, Ltd.*+	195,000	606,450
Xeris Pharmaceuticals, Inc.*	88,000	171,600
XOMA Corp.*+	23,149	471,082
Xtant Medical Holdings, Inc.*	50,000	33,500
Zafgen, Inc.*	45,000	34,650
Zynerba Pharmaceuticals, Inc.*+	41,300	158,179

		29,482,725

Industrials - 10.33%
Acacia Research Corp.*	211,800	470,196
Acme United Corp.	8,335	168,950
AeroCentury Corp.*+	10,900	10,900
Alpha Pro Tech, Ltd.*+	66,200	799,696
American Superconductor Corp.*+	45,100	247,148
AMREP Corp.*	28,900	138,720
ARC Document Solutions, Inc.	105,519	85,470
Armstrong Flooring, Inc.*	44,900	64,207
Babcock & Wilcox
Enterprises, Inc.*+	117,000	119,340
BG Staffing, Inc.	28,900	216,172
BlueLinx Holdings, Inc.*+	20,600	101,970

bridgeway.com	5

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Charah Solutions, Inc.*	86,900	$148,599
Chicago Rivet & Machine Co.	8,000	169,601
Commercial Vehicle Group, Inc.*	100,100	151,151
CompX International, Inc.	6,200	94,240
CPI Aerostructures, Inc.*	69,700	156,825
Eastern Co. (The)	21,200	413,400
Espey Manufacturing & Electronics Corp.+	10,700	194,032
ExOne Co. (The)*+	48,300	308,637
FreightCar America, Inc.*	33,300	30,969
Fuel Tech, Inc.*	49,228	19,716
Gencor Industries, Inc.*	44,450	466,725
Goldfield Corp. (The)*	108,080	306,947
GP Strategies Corp.*	36,887	240,134
Graham Corp.	18,900	243,810
HC2 Holdings, Inc.*+	38,000	58,900
Hill International, Inc.*	176,351	255,709
Houston Wire & Cable Co.*	57,100	125,049
Hudson Global, Inc.*	10,942	93,554
Hurco Cos., Inc.	15,734	457,859
InnerWorkings, Inc.*	123,808	144,855
Innovative Solutions & Support, Inc.*	80,400	256,476
LB Foster Co., Class A*	29,600	365,856
LSI Industries, Inc.	88,000	332,640
Mastech Digital, Inc.*	37,000	475,080
Mesa Air Group, Inc.*	60,000	197,400
Nesco Holdings, Inc.*+	60,000	196,800
NL Industries, Inc.	53,100	158,238
Orion Group Holdings, Inc.*	80,000	208,000
PAM Transportation Services, Inc.*	11,108	341,571
Patriot Transportation
Holding, Inc.	30,871	290,805
Performant Financial Corp.*	145,300	130,770
Perma-Pipe International Holdings, Inc.*	26,600	165,452
PICO Holdings, Inc.*	50,000	389,000
RCM Technologies, Inc.*	80,710	100,888
Servotronics, Inc.	15,653	106,284
SIFCO Industries, Inc.*	16,024	33,811
Titan International, Inc.	194,600	301,630
Transcat, Inc.*	17,300	458,450
Twin Disc, Inc.*	49,600	346,208
Ultralife Corp.*	52,400	272,480
US Xpress Enterprises, Inc., Class A*	80,000	267,200
USA Truck, Inc.*	30,600	97,002
Virco Manufacturing Corp.*	22,800	47,880

Industry Company	Shares	Value

Industrials (continued)
Volt Information Sciences, Inc.*	175,000	$ 141,750

		12,185,152

Information Technology - 10.02%
Amtech Systems, Inc.*	46,500	202,275
Applied Optoelectronics, Inc.*+	20,000	151,800
AstroNova, Inc.	11,300	87,688
Aviat Networks, Inc.*	18,986	161,381
Aware, Inc.*	74,579	212,550
AXT, Inc.*	103,506	332,254
Bel Fuse, Inc., Class B	21,000	204,540
BK Technologies Corp.	163,744	271,815
Blonder Tongue Laboratories, Inc.*	20,000	12,622
Clearfield, Inc.*	41,600	492,960
Communications Systems, Inc.	21,300	94,998
Computer Task Group, Inc.*	69,800	267,334
CSP, Inc.	34,700	242,553
CyberOptics Corp.*	17,550	300,281
Eastman Kodak Co.*	133,900	231,647
EMCORE Corp.*	79,702	178,532
Everspin Technologies, Inc.*+	66,000	172,920
Frequency Electronics, Inc.*	16,000	146,240
GlobalSCAPE, Inc.	57,680	410,682
GSI Technology, Inc.*	56,417	392,662
IEC Electronics Corp.*+	33,450	198,693
Information Services Group, Inc.*	171,000	439,470
Innodata, Inc.*	85,955	68,764
Intellicheck, Inc.*	49,700	168,483
inTEST Corp.*	30,600	81,396
Intevac, Inc.*	63,000	257,670
Issuer Direct Corp.*+	25,000	222,500
Key Tronic Corp.*	57,100	166,161
KVH Industries, Inc.*	35,510	334,859
MicroVision, Inc.*	100,000	17,250
MoneyGram International, Inc.*+	250,000	327,500
Net 1 UEPS Technologies, Inc.*+	177,000	515,070
Network-1 Technologies, Inc.	115,000	250,700
Optical Cable Corp.*+	20,100	48,240
PC-Tel, Inc.	51,100	339,815
Perceptron, Inc.*	55,800	160,704
Pixelworks, Inc.*	158,900	452,865
Powerfleet, Inc.*	58,000	200,680

6	Quarterly Report | March 31, 2020 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
QAD, Inc., Class B	6,250	$153,312
RealNetworks, Inc.*	227,200	165,856
RF Industries, Ltd.	53,900	213,983
Richardson Electronics, Ltd.	99,011	379,212
Seachange International, Inc.*	93,700	348,564
ServiceSource International, Inc.*	284,917	249,844
SMTC Corp.*	102,434	238,671
Sonim Technologies, Inc.*	76,800	53,760
Steel Connect, Inc.*	193,800	145,350
Synacor, Inc.*	222,400	226,848
Synchronoss Technologies, Inc.*+	50,000	152,500
TESSCO Technologies, Inc.	18,000	88,020
TransAct Technologies, Inc.	30,000	93,300
Trio-Tech International*	26,800	72,046
Veritone, Inc.*+	75,300	175,449
Wayside Technology Group, Inc.	10,298	131,711
Wireless Telecom Group, Inc.*	113,100	107,445

		11,814,425

Materials - 2.76%
Advanced Emissions Solutions, Inc.+	62,075	407,833
AgroFresh Solutions, Inc.*+	157,200	257,808
Ampco-Pittsburgh Corp.*	50,000	125,000
Core Molding Technologies, Inc.*	28,700	44,198
Flexible Solutions International, Inc.	45,707	53,477
Flotek Industries, Inc.*	50,000	44,500
Friedman Industries, Inc.	54,000	238,140
Gold Resource Corp.+	36,400	100,100
Gulf Resources, Inc.*	56,960	190,246
LSB Industries, Inc.*	76,100	159,810
Northern Technologies International Corp.	27,900	206,460
Olympic Steel, Inc.	25,700	265,995
Paramount Gold Nevada Corp.*	40,000	24,400
Ramaco Resources, Inc.*	104,800	250,472
Rayonier Advanced Materials, Inc.	134,300	142,358
Trecora Resources*	85,200	506,940
Universal Stainless & Alloy
Products, Inc.*	30,858	237,915

		3,255,652

Industry Company	Shares	Value

Real Estate - 1.73%
American Realty Investors, Inc.*	1,697	$ 15,680
Griffin Industrial Realty, Inc.	16,205	529,904
Maui Land & Pineapple Co., Inc.*	77,100	842,703
StoneMor Partners LP*	3,100	3,224
Stratus Properties, Inc.*	27,150	480,284
Trinity Place Holdings, Inc.*+	91,100	165,802

		2,037,597

Utilities - 0.90%
Genie Energy, Ltd., Class B+	48,667	349,429
RGC Resources, Inc.	15,259	441,443
Spark Energy, Inc., Class A	43,000	269,610

		1,060,482

TOTAL COMMON STOCKS - 97.94%		115,475,969

(Cost $160,266,529)

EXCHANGE TRADED FUND - 0.37%
iShares Micro-Cap ETF+	6,525	437,371

TOTAL EXCHANGE TRADED FUND - 0.37%		437,371

(Cost $163,006)

RIGHTS - 0.00%
Elanco Animal Health, Inc., CVR, expiring 12/30/21*Δ	46,983	—
OncoMed Pharmaceuticals, Inc., CVR, expiring 12/31/49*Δ	125,000	—
OncoMed Pharmaceuticals, Inc., CVR, expiring 12/31/49*Δ	75,000	—

TOTAL RIGHTS - 0.00%		—

(Cost $33,569)

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Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company		Shares	Value

WARRANTS - 0.00%
	SAExploration Series A, expire 07/27/21*Δ	848	$—
	SAExploration Series B, expire 07/27/21*Δ	848	—

TOTAL WARRANTS - 0.00%			—

(Cost $ — )

	Rate^	Shares	Value

MONEY MARKET FUND - 1.32%
Fidelity Investments Money Market Government Portfolio Class I	0.30%	1,560,476	1,560,476

TOTAL MONEY MARKET FUND - 1.32%			1,560,476

(Cost $1,560,476)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.87%
Fidelity Investments Money Market Government Portfolio Class I**	0.30%	13,988,010	13,988,010

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.87%			13,988,010

(Cost $13,988,010)

TOTAL INVESTMENTS - 111.50%			$131,461,826
(Cost $176,011,590)
Liabilities in Excess of Other Assets - (11.50%)			(13,559,840)

NET ASSETS - 100.00%			$117,901,986

*   Non-income producing security.

**  This security represents the investment of the cash collateral received in connection with securities out on loan as of March 31, 2020.

^  Rate disclosed as of March 31, 2020.

Δ   Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

+   This security or a portion of the security is out on loan as of March 31, 2020. Total loaned securities had a value of $15,557,917 as of March 31, 2020.

CVR - Contingent Value Rights

LLC - Limited Liability Company

LP - Limited Partnership

Summary of inputs used to value the Fund’s investments as of 03/31/2020:

	Valuation Inputs

	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks Communication Services	$4,576,451	$—	$624,309	$5,200,760
Financials	27,749,257	—	0	27,749,257
Industrials	12,151,341	33,811	—	12,185,152
Other Industries (a)	70,340,800	—	—	70,340,800

Total Common Stock	114,817,849	33,811	624,309	115,475,969
Exchange Traded Fund	437,371	—	—	437,371
Rights	—	—	0	0
Warrants	—	—	0	0
Money Market Fund	—	1,560,476	—	1,560,476
Investments Purchased with Cash Proceeds from Securities Lending	—	13,988,010	—	13,988,010

TOTAL	$115,255,220	$15,582,297	$624,309	$131,461,826

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

8	Quarterly Report | March 31, 2020 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Investment in Securities (Value)
	Common Stocks	Rights	Warrants	Total
Balance as of 06/30/2019	$0	$0	$0	$0
Purchases/ Issuances	639,969	0	—	639,969
Sales/Expirations	—	—	—	—
Realized Gain/(Loss)	—	—	—	—
Change in Unrealized Appreciation/ (Depreciation)	(15,660)	—	—	(15,660)
Transfers in	—	—	—	—
Transfers out	—	—	—	—

Balance as of 03/31/2020	$624,309	$0	$0	$624,309

Net Change in Unrealized Appreciation (Depreciation) from Investments Held as of 03/31/2020	$(15,660)	$—	$—	$(15,660)

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